Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Property, Plant and Equipment [Table Text Block]

	Life	2012	2011
Land and improvements	Indefinite	$82	$88
Buildings, structures and related improvements	3-40	359	390
Machinery and equipment	8-20	1,288	1,229
Office equipment, vehicle and tooling	3-10	111	100
Software	5	45	48
Construction-in-process		59	54
		1,944	1,909
Less accumulated depreciation and amortization		(928)	(825)
Total property and equipment, net		$1,016	$1,084